Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 508,384	$ 518,195	$ 474,089
Other comprehensive income (loss), net of tax:
Change in derivative instruments designated as cash flow hedges	(17,471)	54,804	19,048
Reclassification of (gain) loss on derivative instruments designated as cash flow hedges	(31,315)	(46,671)	(42,797)
Foreign currency translation adjustment	452	(359)	49
Other comprehensive income (loss), net of tax	(48,334)	7,774	(23,700)
Comprehensive income	460,050	525,969	450,389
Dividend on preferred shares	62,407	52,112	52,112
Comprehensive income attributable to common shareholder	$ 397,643	$ 473,857	$ 398,277